INVESTMENTS IN AND ADVANCES TO ASSOCIATES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AND ADVANCES TO ASSOCIATES
INVESTMENTS IN AND ADVANCES TO ASSOCIATES

13. INVESTMENTS IN AND ADVANCES TO ASSOCIATES

        As of December 31, 2011 and 2010, the Group's investments in and advances to associates comprised the following:

	December 31,
	2011	2010
MTS Belarus—equity investment	$176,659	$227,130
MTS Belarus—loan receivable	—	3,000
Intellect Telecom—equity investment	11,388	11,662

Total investments in and advances to associates	$188,047	$241,792

        MTS Belarus—In April 2008 the Group entered into a credit facility agreement with MTS Belarus valid till March 15, 2009. The facility allowed MTS Belarus to borrow up to $33.0 million and bore annual interest of 10.0%. In the year ended December 31, 2009 the maturity date was extended to March 15, 2010 and the total allowable amount was increased to $46.0 million. In the year ended December 31, 2010 the maturity date was prolonged till March 15, 2011. The credit facility was fully paid upon maturity.

        The financial position and results of operations of MTS Belarus as of and for the year ended December 31, 2011 and 2010 were as follows:

	(unaudited)
	2011	2010
Total assets	$417,555	$527,609
Total liabilities	92,884	72,533
Net income	107,533	145,707

        Intellect Telecom—In November 2010 MGTS acquired a 43.8% interest in Intellect Telecom from one of the subsidiaries of Sistema for $12.4 million. Intellect Telecom is a research and development innovation center in the field of telecommunications. In March 2011 MGTS acquired a further 6.14% interest in Intellect Telecom in exchange for building of a business center in Moscow City with NBV of $0.8 million, thus increasing its share in Intellect Telecom to 49.95%.

        The financial position and results of operations of Intellect Telecom as of and for the year ended December 31, 2011 and 2010 were as follows:

	(unaudited)
	2011	2010
Total assets	$19,210	$25,227
Total liabilities	3,110	34,180
Net loss	6,765	6,831

        The Group's share in the total earnings or losses of associates was included in other income in the accompanying consolidated statements of operations. For the years ended December 31, 2011, 2010 and 2009, this share amounted to $49.4 million, $70.6 million and $60.3 million, respectively.